Subsequent Event - Additional Information (Detail) - USD ($)				2 Months Ended	12 Months Ended
	Oct. 08, 2015	Oct. 05, 2015	Aug. 19, 2015	Aug. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Subsequent Event [Line Items]
Proceeds from convertible debt					$ 7,400,000	$ 4,600,000
Operating lease period					37 months
Lease initial base rent per month					$ 2,900
Total base rent over the term of the lease					112,000
Cash paid to acquire business					$ 1,000,000
Biovest International, Inc. ("Biovest") [Member] | Master Services Agreement [Member]
Subsequent Event [Line Items]
Master services agreement, term					4 years
Master services agreement, period upon which company may terminate agreement with written notice for any reason					180 days
Convertible Promissory Notes [Member]
Subsequent Event [Line Items]
Debt conversion description					The principal and accrued interest under the notes will automatically convert into a number of shares of such equity securities of the Company sold in such financing equal to 120% of the principal and accrued interest under such note divided by the lesser of (i) the lowest price paid by an investor in such financing or (ii) $4.63.
Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of amount paid to placement agent based on notes sold				8.00%
Percentage of warrant to purchase shares of common stock equal to proceeds of notes				8.00%
Non refundable retainer fee				$ 20,000
Warrant term of placement agent				5 years
Warrant exercise price percentage equal to equity securities are sold				100.00%
Operating lease period			37 months
Lease initial base rent per month			$ 8,500
Total base rent over the term of the lease			$ 318,000
Subsequent Event [Member] | Primsol Business [Member]
Subsequent Event [Line Items]
Cash paid to acquire business		$ 500,000
Total purchase price		1,891,694
Subsequent Event [Member] | Primsol Business [Member] | Payable within five days after transfer of Primsol-related product inventory [Member]
Subsequent Event [Line Items]
Additional cash payable in business acquisition		141,694
Subsequent Event [Member] | Primsol Business [Member] | Payable no later than March 31, 2016 [Member]
Subsequent Event [Line Items]
Additional cash payable in business acquisition		500,000
Subsequent Event [Member] | Primsol Business [Member] | Payable no later than June 30, 2016 [Member]
Subsequent Event [Line Items]
Additional cash payable in business acquisition		500,000
Subsequent Event [Member] | Primsol Business [Member] | Payable no later than September 30, 2016 [Member]
Subsequent Event [Line Items]
Additional cash payable in business acquisition		$ 250,000
Subsequent Event [Member] | Biovest International, Inc. ("Biovest") [Member] | Master Services Agreement [Member]
Subsequent Event [Line Items]
Master services agreement, total cost	$ 5,000,000
Master services agreement, cash paid	$ 1,000,000
Subsequent Event [Member] | Convertible Promissory Notes [Member]
Subsequent Event [Line Items]
Aggregate principal amount				$ 5,200,000
Debt instrument maturity date				Jan. 22, 2017
Debt instrument maturity date, two				Feb. 11, 2017
Debt instrument maturity date, three				Feb. 28, 2017
Debt instrument maturity period				18 months
Debt instrument maturity, extension period				6 months
Debt instrument interest rate, increase during period				2.00%
Convertible notes equal to percentage of common stock				120.00%
Debt Instrument, convertible, Conversion price				$ 4.63
Subsequent Event [Member] | Convertible Promissory Notes [Member] | If Converted within First Six Months [Member]
Subsequent Event [Line Items]
Debt instrument interest rate				8.00%
Subsequent Event [Member] | Convertible Promissory Notes [Member] | If Not Converted within First Six Months [Member]
Subsequent Event [Line Items]
Debt instrument interest rate				12.00%
Subsequent Event [Member] | Convertible Promissory Notes [Member] | If Not Registered, Shares of Common Stock Underlying Notes by Expiration of First Six Month Period [Member]
Subsequent Event [Line Items]
Debt instrument interest rate				14.00%
Subsequent Event [Member] | Convertible Promissory Notes [Member] | Minimum [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt				$ 5,000,000